Secured Term Loan Facilities and Revolving Credit Facilities	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
11. Secured Term Loan Facilities and Revolving Credit Facilities

The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2025 and 2024:

	December 31, 2024	December 31, 2025
	(in thousands)
Due within one year	252,333	170,164
Due between one year and two years	121,321	120,538
Due between two years and three years	81,644	160,131
Due between three years and four years	131,822	125,634
Due between four years and five years	98,933	38,274
Due in more than five years	74,506	153,144
Total secured term loans facilities and revolving credit facilities	760,559	767,885
Less: current portion	252,333	170,164
Secured term loan facilities and revolving credit facilities, non-current portion	$508,226	$597,721
March 2019 Terminal Facility. On March 29, 2019, Navigator Ethylene Terminals L.L.C., a wholly-owned subsidiary of the Company (the “Marine Terminal Borrower”), entered into a Credit Agreement with ING Capital L.L.C. and SG Americas Securities, L.L.C. for a maximum principal amount of $75.0 million for the payment of project costs relating to our Ethylene Export Terminal. The Terminal Facility had a final maturity of date of December 31, 2025 and was fully repaid on December 16, 2025.
September 2020 Secured Revolving Credit Facility. On September 17, 2020, the Company entered into the September 2020 Secured Revolving Credit Facility with Nordea Bank ABP, Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch, National Australia Bank, ABN AMRO Bank N.V. and BNP Paribas S.A. The September 2020 Secured Revolving Credit Facility had a term of five years maturing in September 2025 and was for a maximum principal amount of $210 million. The facility attracted interest at a rate of Comp SOFR plus 276 basis points. A final payment of $143.0 million was made on June 12, 2025 and as of December 31, 2025, the facility was fully repaid and all security granted by the Company over Navigator Eclipse, Navigator Luga, Navigator Nova, Navigator Prominence, and Navigator Yauza was released.
October 2013 Santander Credit Facility A. On October 30, 2013, the Company entered into the October 2013 Santander Credit Facility A with Banco Santander, S.A. and Korea Finance Corporation to finance three newbuild LPG carriers: Adriatic Gas, Navigator Celtic (formerly Celtic Gas) and Happy Albatross. The August 2021 Amendment and Restatement Agreement has a term of twelve years maturing in June 2027 and was for a maximum principal amount of $81.0 million. The facility attracted interest at a rate of Comp SOFR plus 247 basis points. A final payment of $14.7 million was made on May 27, 2025 and as of December 31, 2025, the facility was fully repaid and all securities granted by the Company over Adriatic Gas, Navigator Celtic (formerly Celtic Gas) and Happy Albatross was released
August 2021 Amendment and Restatement Agreement. On August 2, 2021, as part of the Ultragas Transaction, the Company entered into the August 2021 Amendment and Restatement Agreement with Danmarks Skibskredit A/S relating to a previously issued 2019 Senior Term Loan Facility. The August 2021 Amendment and Restatement Agreement has a term of six years maturing in June 2026 and is for a maximum principal amount of $67.0 million. As of December 31, 2025 the facility was fully drawn, with an amount outstanding of $29.1 million. The outstanding balance amortizes half-yearly through payments of $2.9 million, followed by a final balloon payment in June 2026 of $26.2 million and bears interest at a rate of 378 basis points.
The loan facility is secured by first priority mortgages on each of Happy Osprey, Happy Peregrine, Happy Pelican and Happy Penguin well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.
October 2013 DB Credit Facility A. On October 25, 2013, the Company entered into the October 2013 DB Credit Facility A with Deutsche Bank AG, Hong Kong Branch to finance two newbuild LPG carriers, Navigator Atlantic (formerly Atlantic Gas) and Navigator Balearic (formerly Balearic Gas). The October 2013 DB Credit Facility A has a term of twelve years, maturing in May 2027 and is for a maximum principal amount of $57.7 million. As of December 31, 2025 the facility was fully drawn, with an amount outstanding of $6.0 million. The outstanding balance amortizes half-yearly through payments of $1.2 million, and bears interest at a rate of Comp SOFR plus 247 basis points.
The loan facility is secured by first priority mortgages on each of Navigator Atlantic (formerly Atlantic Gas) and Navigator Balearic (formerly Balearic Gas) as well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.
July 2015 DB Credit Facility B. On July 31, 2015, the Company entered into the July 2015 DB Credit Facility B with Deutsche Bank AG Hong Kong Branch to finance two newbuild LPG carriers: Bering Gas and Pacific Gas. The July 2015 DB Credit Facility B has a term of twelve years, maturing in December 2028 and is for a maximum principal amount of $60.9 million. As of December 31, 2025 the facility was fully drawn, with an amount outstanding of $16.5 million. The outstanding balance amortizes half-yearly through payments of $1.3 million, and bears interest at a rate of Comp SOFR plus 247 basis points.

The loan facility is secured by first priority mortgages on each of Bering Gas and Pacific Gas as well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.
July 2015 Santander Credit Facility B. On July 31, 2015, the Company entered into the July 2015 Santander Credit Facility B with Banco Santander, S.A to finance two LPG carriers: Arctic Gas and Happy Avocet. The July 2015 Santander Credit Facility B has a term of twelve years, maturing in January 2029 and is for a maximum principal amount of $55.8 million. As of December 31, 2025 the facility was fully drawn, with an amount outstanding of $16.3 million. The outstanding balance amortizes half-yearly through payments of $1.3 million, and bears interest at a rate of Comp SOFR plus 247 basis points.
The loan facility is secured by first priority mortgages on each of Arctic Gas and Happy Avocet as well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.

December 2022 Secured Term Loan and Revolving Credit Facility. On December 7, 2022, the Company entered into the December 2022 Secured Term Loan and Revolving Credit Facility with Credit Agricole Corporate and Investment Bank and Deutsche Bank AG. The December 2022 Secured Term Loan and Revolving Credit Facility has a term of seven years, maturing in September 2028 and is for a maximum principal amount of $111.8 million. As of December 31, 2025 the term loan was fully drawn, with an amount outstanding of $42.5 million. The outstanding balance amortizes quarterly through payments of $3.1 million followed by a final balloon payment in September 2028 of up to $39.7 million, and bears interest at a rate of Term SOFR plus 209 basis points.
The loan facility is secured by first priority mortgages on each of Navigator Umbrio, Navigator Centauri, Navigator Ceres, Navigator Ceto and Navigator Copernico as well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.
December 2022 Greater Bay JV Term Loan Facility. On December 15, 2022, the Company entered into the December 2022 Greater Bay JV Term Loan Facility with ING Bank, London Branch, Skandinaviska Enskilda Banken AB (Publ), CTBC Bank and Shinsei Bank Limited for a maximum principal amount of $151.3 million to provide financing for the intended acquisition of five ethylene carriers from Pacific Gas. The December 2022 Greater Bay JV Term Loan Facility has a term of seven years, maturing in December 2029 and is for a maximum principal amount of $151.3 million. As of December 31, 2025 the facility was fully drawn, with an amount outstanding of $119.8 million The outstanding balance amortizes quarterly through payments of $2.7 million, followed by a final balloon payments starting on the anniversary of each vessel’s tranche of between $15.0 million and $18.2 million per tranche, and bears interest at a rate of Term SOFR plus 220 basis points.

The loan facility is secured by first priority mortgages on each of Navigator Luna, Navigator Solar, Navigator Vega, Navigator Castor and Navigator Equator as well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.
March 2023 Senior Secured Term Loan. On March 20, 2023, the Company entered into the March 2023 Senior Secured Term Loan with Nordea Bank ABP, ABN AMRO Bank N.V., Skandinaviska Enskilda Banken AB (Publ), and BNP Paribas S.A. to refinance the June 2017 Secured Term Loan and Revolving Credit Facility and the October 2016 Secured Term Loan and Revolving Credit Facility that were due to mature in June and October 2023, respectively. The March 2023 Senior Secured Term Loan has a term of six years, maturing in March 2029 and is for a maximum principal amount of $200.0 million. As of December 31, 2025 the facility was fully drawn, with an amount outstanding of $108.5 million. The outstanding balance amortizes quarterly through payments of $8.3 million followed by a final balloon payment in March 2029 of $20.6 million, and bears interest at a rate of Comp SOFR plus 205 basis points.

The loan facility is secured by first priority mortgages on each of Navigator Leo, Navigator Libra, Navigator Jorf, Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Scorpio and Navigator Virgo as well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.

August 2024 Senior Secured Term Loan and Revolving Credit Facility. On August 9, 2024, the Company entered into the August 2024 Senior Secured Term Loan and Revolving Credit Facility with Crédit Agricole Corporate and Investment Bank, ING Bank N.V., and Skandinaviska Enskilda Banken AB (Publ), to refinance its March 2019 secured term loan that was due to mature in March 2025, to fund the repurchase of Navigator Aurora pursuant to the Company’s existing October 2019 sale and leaseback arrangement related to that vessel which, based on a termination notice we issued to the lessor in May 2024, terminated on October 29, 2024, and for general corporate and working capital purposes. The August 2024 Senior Secured Term Loan and Revolving Credit Facility has a term of six years maturing in August 2030 and is for a maximum principal amount of $147.6 million split as $84.6 million term loan and $63 million revolving credit facility. As of December 31, 2025 the term loan was fully drawn, with an amount outstanding of
$68.0 million. The outstanding balance amortizes quarterly through payments of $3.5 million, followed by a final balloon payment in August 2030 of up to $67.5 million, and bears interest at a rate of Comp SOFR plus 190 basis points, which margin includes a 5-basis point sustainability-linked element

The loan facility is secured by first priority mortgages on each of the Navigator Atlas, Navigator Aurora, Navigator Europa, Navigator Oberon and Navigator Triton, as well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.

February 2025 Senior Secured Term Loan. On February 7, 2025, the Company entered into the February 2025 Senior Secured Term Loan. with Nordea Bank Abp, to partially finance the purchase price of the three Purchased Vessels and used cash on hand to pay the remainder of the purchase price. As of December 31, 2025, the facility was fully drawn, with an amount outstanding of $74.6 million. The February 2025 facility matures on August 14, 2026, however the borrower has an option to extend the facility for a further 18 months. The facility is non-amortizing for the period to August 14, 2026, and has a balloon repayment of $25.0 million if the 18-month extension option is to be exercised, and bears interest at a rate of Term SOFR plus 180 basis points.

The loan facility is secured by first priority mortgages on each of the Navigator Hyperion, Navigator Titan, and Navigator Vista, as well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.

May 2025 Senior Secured Term Loan and Revolving Credit Facility. On May 2, 2025, the Company entered into the May 2025 Senior Secured Term Loan and Revolving Credit Facility with Nordea Bank Abp filial i Norge, Danish Ship Finance A/S, Danske Bank A/S, DNB (UK) Limited, ING Bank N.V., London Branch, and Skandinaviska Enskilda Banken AB (publ). The facility was used to repay the Company’s September 2020 secured loan, and the Company’s October 2013 secured loan facility that were due to mature in September 2025 and May 2027 respectively and for general corporate and working capital purposes. The May 2025 Facility has a term of six years maturing in May 2031, and is for a maximum principal amount of $300.0 million (split as $230 million Term Loan and $70 million Revolving Credit Facility). As of December 31, 2025 the facility was fully drawn, with an amount outstanding of $286.6 million. The outstanding balance amortizes quarterly through payments of $6.7 million, followed by a final balloon payment in May 2027 of up to $146.5 million, and bears interest at a rate of Term SOFR plus 170 basis points.

The loan facility is secured by first priority mortgages on each of Navigator Luga, Navigator Prominence, Navigator Eclipse, Navigator Nova, Navigator Yauza, Adriatic Gas, Happy Albatross and Navigator Celtic as well as assignments of earnings and insurances on the secured vessels as typical for a facility of this type. The Company must comply with various financial (and other) covenants under the facility (see below) and as of December 31, 2025, the Company considers that it was in full compliance with all such covenants.

Loan Facility Covenants. There are certain financial covenants within each of the Company’s secured loan facilities that are typical for transactions of these types. These covenants include:
•maintenance at all times of a minimum balance of cash and cash equivalents of up to the greater of $50 million and 5% of the total indebtedness;
•maintenance of the ratio of value adjusted total stockholders’ equity to value adjusted total assets of not less than 30%;
•that the aggregate fair market value of the collateral vessels be no less than 110% of the aggregate amount outstanding under the relevant facility.
As of December 31, 2025, the Company considers that it was in full compliance with all such covenants under all of its facilities.
Other Loan Facility Covenants. Amongst other things, the secured facilities provide that the borrowers may not declare or pay dividends to shareholders out of operating revenues generated by the vessels securing the indebtedness if an event of default has occurred and is continuing. The secured facilities also limit the borrowers from, among other things, incurring indebtedness or entering into mergers and divestitures and require the borrowers to maintain adequate insurance coverage and maintain their vessels. In addition, the secured term loan facilities include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation or warranty, a cross-default to other indebtedness, and non-compliance with security documents.
Borrowers under our secured loan facilities are also required to deliver semi-annual compliance certificates, which include valuations of the vessels securing the applicable facility, from independent ship brokers. Upon delivery of the valuations, if the market value of the collateral vessels is less than 110% to 135% of the outstanding indebtedness under the facilities, as applicable, the borrowers must either provide additional collateral or repay any amount in excess of 110% to 135% of the market value of the collateral vessels, as applicable. This covenant is measured semi-annually on June 30 and December 31, and as of December 31, 2025, we had an aggregate excess valuation $862.0 million above the levels required.

Compliance with Loan Facility Covenants. Other than as stated, compliance with our financial covenants is measured as of the end of each fiscal quarter or each half year. As of December 31, 2025 and December 31, 2024, the Company considers that it was in full compliance with all such, covenants, including with respect to the aggregate fair market value of our collateral vessels.
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2025, and 2024:

	December 31, 2024	December 31, 2025
	(in thousands)
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$252,333	$170,164
Less: current portion of deferred financing costs	(2,246)	(2,098)
Current portion of secured term loan facilities, net of deferred financing costs	$250,087	$168,066
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$508,226	$597,721
Less: non-current portion of deferred financing costs	(3,231)	(3,761)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	$504,995	$593,960